UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22437
                                                     ---------

        Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             227 West Monroe Street
                             ----------------------
                               Chicago, IL 60606
                               -----------------
              (Address of principal executive offices) (Zip code)

                                  Brian Binder
                                  ------------
                             227 West Monroe Street
                             ----------------------
                               Chicago, IL 60606
                               -----------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 312-827-0100
                                                            ------------

                        Date of fiscal year end: May 31
                                                 ------

             Date of reporting period: July 1, 2021 - June 30, 2022
                                       ----------------------------

       Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

       A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22437
Reporting Period: 07/01/2021 - 06/30/2022
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust







========== Guggenheim Taxable Municipal Bond & Investment Grade Debt  ==========
==========                          Trust -                           ==========

- Guggenheim Taxable Municipal Managed Duration Trust name changed to Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust on 11/19/2020


BLACKROCK MUNIVEST FUND, INC.

Ticker:       MVF            Security ID:  09253R105
Meeting Date: JUL 29, 2021   Meeting Type: Annual
Record Date:  JUN 01, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michael J. Castellano    For       Withhold     Management
1.2   Elect Director Richard E. Cavanagh      For       Withhold     Management
1.3   Elect Director Cynthia L. Egan          For       Withhold     Management
1.4   Elect Director Robert Fairbairn         For       For          Management
1.5   Elect Director Stayce Harris            For       For          Management
1.6   Elect Director J. Phillip Holloman      For       For          Management
1.7   Elect Director R. Glenn Hubbard         For       Withhold     Management
1.8   Elect Director Catherine A. Lynch       For       For          Management
1.9   Elect Director John M. Perlowski        For       For          Management
1.10  Elect Director Karen P. Robards         For       Withhold     Management


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BLACKROCK TAXABLE MUNICIPAL BOND TRUST

Ticker:       BBN            Security ID:  09248X100
Meeting Date: JUL 29, 2021   Meeting Type: Annual
Record Date:  JUN 01, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director J. Phillip Holloman      For       For          Management
1.2   Elect Director Catherine A. Lynch       For       For          Management
1.3   Elect Director Karen P. Robards         For       For          Management
1.4   Elect Director Frank J. Fabozzi         For       For          Management


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EATON VANCE MUNICIPAL INCOME TRUST

Ticker:       EVN            Security ID:  27826U108
Meeting Date: MAR 17, 2022   Meeting Type: Annual
Record Date:  JAN 04, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Thomas E. Faust, Jr.     For       Withhold     Management
1a.2  Elect Director Mark R. Fetting          For       Withhold     Management
1a.3  Elect Director Scott E. Wennerholm      For       Withhold     Management


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EATON VANCE MUNICIPAL INCOME TRUST

Ticker:       EVN            Security ID:  27826U108
Meeting Date: MAR 17, 2022   Meeting Type: Annual
Record Date:  JAN 04, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Thomas E. Faust, Jr.     For       Withhold     Management
1a.2  Elect Director Mark R. Fetting          For       For          Management
1a.3  Elect Director Scott E. Wennerholm      For       Withhold     Management


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EATON VANCE MUNICIPAL INCOME TRUST

Ticker:       EVN            Security ID:  27826U108
Meeting Date: MAR 17, 2022   Meeting Type: Annual
Record Date:  JAN 04, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Thomas E. Faust, Jr.     For       For          Management
1a.2  Elect Director Mark R. Fetting          For       For          Management
1a.3  Elect Director Scott E. Wennerholm      For       Withhold     Management


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EATON VANCE MUNICIPAL INCOME TRUST

Ticker:       EVN            Security ID:  27826U108
Meeting Date: MAR 17, 2022   Meeting Type: Annual
Record Date:  JAN 04, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Thomas E. Faust, Jr.     For       For          Management
1a.2  Elect Director Mark R. Fetting          For       For          Management
1a.3  Elect Director Scott E. Wennerholm      For       For          Management


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FIGS, INC.

Ticker:       FIGS           Security ID:  30260D103
Meeting Date: JUN 08, 2022   Meeting Type: Annual
Record Date:  APR 13, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Catherine Spear          For       Withhold     Management
1.2   Elect Director Sheila Antrum            For       Withhold     Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management


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GORES HOLDINGS VI, INC.

Ticker:       GHVI           Security ID:  38286R105
Meeting Date: JUL 20, 2021   Meeting Type: Special
Record Date:  JUN 16, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve SPAC Transaction                For       For          Management
2     Approve Issuance of Shares for a        For       For          Management
      Private Placement
3     Amend Certificate of Incorporation      For       For          Management
4A    Increase Authorized Common Stock and    For       For          Management
      Eliminate Class F Common Stock
4B    Classify the Board of Directors         For       Against      Management
4C    Amend Certificate of Incorporation in   For       Against      Management
      Relation to Election and Removal of
      Directors
4D    Adopt Supermajority Vote Requirement    For       Against      Management
      to Amend Certificate of Incorporation
5     Approve Omnibus Stock Plan              For       Against      Management
6     Approve Qualified Employee Stock        For       Against      Management
      Purchase Plan
7.1   Elect Director Alec Gores               For       Withhold     Management
7.2   Elect Director Randall Bort             For       Withhold     Management
7.3   Elect Director Elizabeth Marcellino     For       For          Management
7.4   Elect Director Nancy Tellem             For       For          Management
8     Adjourn Meeting                         For       For          Management


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INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II

Ticker:       VKI            Security ID:  46132E103
Meeting Date: AUG 06, 2021   Meeting Type: Annual
Record Date:  MAY 10, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jack M. Fields           For       For          Management
1.2   Elect Director Martin L. Flanagan       For       For          Management
1.3   Elect Director Elizabeth Krentzman      For       For          Management
1.4   Elect Director Robert C. Troccoli       For       For          Management
1.5   Elect Director James D. Vaughn          For       For          Management


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INVESCO MUNICIPAL OPPORTUNITY TRUST

Ticker:       VMO            Security ID:  46132C107
Meeting Date: AUG 06, 2021   Meeting Type: Annual
Record Date:  MAY 10, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jack M. Fields           For       For          Management
1.2   Elect Director Martin L. Flanagan       For       For          Management
1.3   Elect Director Elizabeth Krentzman      For       For          Management
1.4   Elect Director Robert C. Troccoli       For       For          Management
1.5   Elect Director James D. Vaughn          For       For          Management


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INVESCO MUNICIPAL TRUST

Ticker:       VKQ            Security ID:  46131J103
Meeting Date: AUG 06, 2021   Meeting Type: Annual
Record Date:  MAY 10, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jack M. Fields           For       For          Management
1.2   Elect Director Martin L. Flanagan       For       For          Management
1.3   Elect Director Elizabeth Krentzman      For       For          Management
1.4   Elect Director Robert C. Troccoli       For       For          Management
1.5   Elect Director James D. Vaughn          For       For          Management


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INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS

Ticker:       VGM            Security ID:  46131M106
Meeting Date: AUG 06, 2021   Meeting Type: Annual
Record Date:  MAY 10, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jack M. Fields           For       For          Management
1.2   Elect Director Martin L. Flanagan       For       For          Management
1.3   Elect Director Elizabeth Krentzman      For       For          Management
1.4   Elect Director Robert C. Troccoli       For       For          Management
1.5   Elect Director James D. Vaughn          For       For          Management


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NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND

Ticker:       NVG            Security ID:  67071L106
Meeting Date: AUG 04, 2021   Meeting Type: Annual
Record Date:  JUN 07, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Jack B. Evans            For       Withhold     Management
1c.2  Elect Director Joanne T. Medero         For       For          Management
1c.3  Elect Director Matthew Thornton, III    For       For          Management


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NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NEA            Security ID:  670657105
Meeting Date: AUG 04, 2021   Meeting Type: Annual
Record Date:  JUN 07, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Jack B. Evans            For       Withhold     Management
1c.2  Elect Director Joanne T. Medero         For       For          Management
1c.3  Elect Director Matthew Thornton, III    For       For          Management


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NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND

Ticker:       NAC            Security ID:  67066Y105
Meeting Date: NOV 17, 2021   Meeting Type: Annual
Record Date:  SEP 20, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Jack B. Evans            For       For          Management
1a.2  Elect Director Joanne T. Medero         For       For          Management
1a.3  Elect Director Matthew Thornton, III    For       For          Management


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NUVEEN QUALITY MUNICIPAL INCOME FUND

Ticker:       NAD            Security ID:  67066V101
Meeting Date: AUG 04, 2021   Meeting Type: Annual
Record Date:  JUN 07, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Jack B. Evans            For       Withhold     Management
1c.2  Elect Director Joanne T. Medero         For       For          Management
1c.3  Elect Director Matthew Thornton, III    For       For          Management


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NUVEEN TAXABLE MUNICIPAL INCOME FUND

Ticker:       NBB            Security ID:  67074C103
Meeting Date: AUG 04, 2021   Meeting Type: Annual
Record Date:  JUN 07, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1b.1  Elect Director Jack B. Evans            For       Withhold     Management
1b.2  Elect Director Joanne T. Medero         For       For          Management
1b.3  Elect Director Albin F. Moschner        For       Withhold     Management
1b.4  Elect Director Matthew Thornton, III    For       For          Management


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SOARING EAGLE ACQUISITION CORP.

Ticker:       SRNG           Security ID:  G8354H126
Meeting Date: SEP 14, 2021   Meeting Type: Extraordinary Shareholders
Record Date:  AUG 10, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve SPAC Transaction                For       For          Management
2     Change Jurisdiction of Incorporation    For       For          Management
      from Cayman Islands to the State of
      Delaware
3     Approve Proposed Charter and Proposed   For       For          Management
      Bylaws
4A    Approve Changes in Authorized Share     For       For          Management
      Capital
4B    Amend Votes Per Share of Class B        For       For          Management
      Common Stock
4C    Amend Vote Requirement to Change        For       For          Management
      Number of Directors
4D    Adopt Majority Vote Requirement         For       For          Management
      Regarding Changes in Authorized Number
      of Shares of Stock
4E    Approve Other Changes in Connection     For       For          Management
      with Adoption of Proposed Charter
4F    Change Company Name to Ginkgo Bioworks  For       For          Management
      Holdings, Inc.
5     Elect Jason Kelly, Reshma Shetty, Arie  For       For          Management
      Belldegrun, Marijn Dekkers, Christian
      Henry, Reshma Kewalramani, Shyam
      Sankar, and Harry Sloan as Directors
6     Approve Issuance of Shares for a        For       For          Management
      Private Placement
7     Approve Omnibus Stock Plan              For       For          Management
8     Approve Qualified Employee Stock        For       For          Management
      Purchase Plan
9     Adjourn Meeting                         For       For          Management


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TPG PACE SOLUTIONS CORP.

Ticker:       TPGS           Security ID:  G8656V104
Meeting Date: NOV 30, 2021   Meeting Type: Extraordinary Shareholders
Record Date:  NOV 01, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve SPAC Transaction                For       For          Management
2     Approve Merger Agreement                For       For          Management
3A    Approve Change in the Authorized        For       For          Management
      Capital Stock
3B    Opt Out of Section 203 of the DGCL      For       For          Management
3C    Adopt the Jurisdiction of               For       For          Management
      Incorporation as the Exclusive Forum
      for Certain Disputes
3D    Amend Certificate of Incorporation to   For       For          Management
      Waive Corporate Opportunity Doctrine
3E    Amend Voting Requirement for Removal    For       For          Management
      of Directors and Filling of Vacancies
3F    Eliminate Right to Act by Written       For       For          Management
      Consent
3G    Adopt Supermajority Vote Requirement    For       For          Management
      to Amend Certain Provisions of
      Proposed Certificate of Incorporation
4     Approve Issuance of Shares for a        For       For          Management
      Private Placement
5     Adjourn Meeting                         For       For          Management


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VACASA, INC.

Ticker:       VCSA           Security ID:  91854V107
Meeting Date: MAY 24, 2022   Meeting Type: Annual
Record Date:  MAR 28, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Barbara Messing          For       For          Management
1.2   Elect Director Karl Peterson            For       Withhold     Management
1.3   Elect Director Matthew Roberts          For       Withhold     Management
2     Ratify KPMG LLP as Auditors             For       For          Management

========== END NPX REPORT

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
---------------------------------------------------------------

By:      /s/  Brian Binder
Name:    Brian Binder
         ------------
Title:   President and Chief Executive Officer
         -------------------------------------
Date:    August 22, 2022